Current Liabilities - Trade and Other Payables (Details) - Schedule of Current Liabilities of Trade and Other Payables	Dec. 31, 2022 AUD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 AUD ($)
Schedule Of Current Liabilities Of Trade And Other Payables Abstract
Trade payables	$ 299,289	$ 203,322	$ 214,778
Other payables	1,309,557	889,644	936,677
Trade and other payables	$ 1,608,846	$ 1,092,966	$ 1,151,455